EARNINGS (LOSS) PER SHARE - Schedule of Earnings Per Share, Basic and Diluted (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EARNINGS (LOSS) PER SHARE
Net income (loss)	€ (1,704)	€ 1,512	€ (338)
Number of shares for the computation of basic EPS (in shares)	29,148,108	29,016,118	28,997,866
Basic EPS (in Euros)	€ (0.06)	€ 0.05	€ (0.01)
Effect of dilutive securities (in shares)	622,723	604,238	347,500
Number of shares for the computation of diluted EPS	29,148,108	29,615,466	28,997,866
Diluted EPS income / (loss) (in Euros)	€ (0.06)	€ 0.05	€ (0.01)